Business combinations (Details 5) - Acquisition Of Glic [Member]	May 23, 2022
Brand names [member] | Relief From Royalty [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Customer-related intangible assets [member] | Multi-period excess earnings method [member]
IfrsStatementLineItems [Line Items]
Valuation technique	The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.
Technology-based intangible assets [member] | Replacement Cost [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.